ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
Accrued expenses

(in thousands of $)	2011	2010
Voyage expenses	27,676	33,569
Ship operating expenses	6,261	11,423
Administrative expenses	4,082	4,799
Interest expense	12,322	18,554
Taxes	-	81
Other	35	3,774
	50,376	72,200